Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases
Schedule of lease amounts recognised in balance sheet

		2021	2020
for the year ended 30 June	Note	Rm	Rm

Amounts recognised on balance sheet
Lease liabilities
Non-current		13 906	15 825
Current		1 771	1 894
		15 677	17 719
Right of use assets
Land		241	184
Buildings and improvements		5 153	6 446
Plant, equipment and vehicles		7 508	7 179
Mineral assets		1	7
		12 903	13 816
Additions to right of use assets		1 899	3 466

Schedule of amounts recognised in income statement and cash flow

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 488	1 465	871
Expense relating to short-term leases*	423	757	—
Expense relating to leases of low-value assets that are not shown above as short-term leases*	65	33	—
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	58	64	—
Impairment of right of use assets	33	3 322	—

Depreciation of right of use assets
Land	11	25	—
Buildings and improvements	694	662	—
Plant, equipment and vehicles	1 607	1 605	—
Mineral assets	5	2	—
	2 317	2 294	—

Amounts recognised in statement of cash flows
Total cash outflow on leases	3 882	4 048	1 108
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	6,19 -15,35% (2020: 6,25 - 16,58%)
North America	2,15 - 5,64% (2020: 2,15 - 5,64%)
Eurasia	0,38 - 6,35% (2020: 1,00 - 5,00%)